Segment Reporting (Details) - Schedule of reconciliation from reportable segment income - Reportable Segments [Member] - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Net revenues
Total revenues from reportable segments	$ 15,908,672	$ 5,180,707	$ 3,191,560
Other revenues	929,836	13,552
Consolidated net revenues	16,838,508	5,194,259	3,191,560
Income or loss
Total operating income (loss) for reportable segments	(9,185)	2,621,118	1,475,016
Other income for reportable segments	354,077	143,878	20,261
Total income for reportable segments	344,892	2,764,996	1,495,277
Unallocated amounts:
Other corporate (expense) gain	29,178	(111,499)	(371,600)
Consolidated income from continuing operations before income taxes	$ 374,070	$ 2,653,497	$ 1,123,677